INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN
	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Domestic	$(24,638)	$(7,865)	$(8,726)
Foreign	120,136	37,711	(21,075)
Income / (loss) before income tax	$95,498	$29,846	$(29,801)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The components of the income tax expense / (benefit), all of which is foreign, are as follows (in US$ thousands):

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Current tax expense	$21,907	$21,019	$16,880
Deferred tax (benefit)	(2,719)	(3,753)	(10,261)
Income tax expense	$19,188	$17,266	$6,619

SCHEDULE OF DEFERRED INCOME TAX ASSETS (LIABILITIES)

Deferred taxes have been recognized for temporary differences and carryforwards that will have effects on income taxes payable or receivables in future years. The components of net deferred tax liabilities and assets are as follows (in US$ thousands):

	As of
	December 31, 2024	December 31, 2023

Deferred Tax Assets
Property, plant and equipment and other	$6,843	$7,030
Net operating loss carryforward	22,297	26,332
Total deferred tax assets	29,140	33,362
Less: valuation allowance	(9,733)	(10,311)
Deferred tax assets, net of valuation allowance	$19,407	$23,051

Deferred Tax Liabilities
Property, plant and equipment and other	$(3,805)	$(5,558)
Intangible assets	(9,251)	(12,292)
Total deferred tax liabilities	(13,056)	(17,850)
Net deferred tax asset	$6,351	$5,201

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Income tax at statutory rate (BVI)	$-	$-	$-
Foreign tax rate differential	13,886	3,178	(1,498)
Tax effect of adjustments to prior years current tax expense	670	-	-
Tax effect of adjustments to prior years deferred taxes	(997)	-	-
Effect of changes in valuation allowances	(551)	2,861	(1,460)
Uncertain tax positions / Unrecognized tax benefits	3,722	9,703	9,577
Other	2,458	1,524	-
Income tax expense / (benefit)	$19,188	$17,266	$6,619

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

A summary of activity related to the net unrecognized tax benefits is as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Balance at beginning of period	$68,512	$61,115	$51,002
Additions from tax positions related to the current period	5,913	7,957	16,953
Additions from tax positions related to prior periods	4,232	629	-
Reductions from tax positions related to earlier periods	(12,989)	(863)	(5,485)
Settlement of tax positions	(650)	(326)	(1,355)
Balance at end of period	$65,018	$68,512	$61,115